Accounts payable and accrued liabilities: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accrued liabilities:
Trade accounts payable	$ 37,956	$ 37,651
Accrued payroll	8,539	8,157
Accrued interest	961	1,233
Income taxes payable	876	1,311
Due to joint venture and other payables	177	899
Accounts payable and accrued liabilities	$ 48,509	$ 49,251